Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Segment Reporting Information [Line Items]
Sales to external customers	$ 301,637	$ 281,165	$ 292,759
Unadjusted gross profit	123,518	119,873	131,166
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	15,891	18,320	25,126
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	118,128	114,210	120,554
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	293,146	270,630	274,725
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	5,390	5,663	10,612
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	8,491	10,535	18,034
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	$ 15,891	$ 18,320	$ 25,126